First Trust Dorsey Wright Tactical Core Portfolio Expense Example, No Redemption - First Trust Dorsey Wright Tactical Core Portfolio - I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 130
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	905
Expense Example, No Redemption, 10 Years	$ 2,024